Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000356134
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2021
Prospectus Date	rr_ProspectusDate	Oct. 29, 2021
Government Obligations Fund | First American Government Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAAXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2011	rr_AnnualReturn2011	none	[2]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[2]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[2]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[2]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[2]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[2]
Annual Return 2017	rr_AnnualReturn2017	0.21%	[2]
Annual Return 2018	rr_AnnualReturn2018	1.12%	[2]
Annual Return 2019	rr_AnnualReturn2019	1.50%	[2]
Annual Return 2020	rr_AnnualReturn2020	0.18%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[3]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.18%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.60%	[4]
10 Years	rr_AverageAnnualReturnYear10	0.30%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001	[4]
Government Obligations Fund | First American Government Obligations Fund - Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGDXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 761
Annual Return 2011	rr_AnnualReturn2011	none	[6]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[6]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[6]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[6]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[6]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[6]
Annual Return 2017	rr_AnnualReturn2017	0.33%	[6]
Annual Return 2018	rr_AnnualReturn2018	1.28%	[6]
Annual Return 2019	rr_AnnualReturn2019	1.65%	[6]
Annual Return 2020	rr_AnnualReturn2020	0.21%	[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[7]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2095
Government Obligations Fund | First American Government Obligations Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FPPXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	65
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 265
Annual Return 2018	rr_AnnualReturn2018	1.73%	[9]
Annual Return 2019	rr_AnnualReturn2019	2.11%	[9]
Annual Return 2020	rr_AnnualReturn2020	0.38%	[9]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[10]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017
Government Obligations Fund | First American Government Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTGXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	131
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 517
Annual Return 2011	rr_AnnualReturn2011	none	[12]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[12]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[12]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[12]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[12]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[12]
Annual Return 2017	rr_AnnualReturn2017	0.21%	[12]
Annual Return 2018	rr_AnnualReturn2018	1.12%	[12]
Annual Return 2019	rr_AnnualReturn2019	1.50%	[12]
Annual Return 2020	rr_AnnualReturn2020	0.18%	[12]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[13]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Government Obligations Fund | First American Government Obligations Fund - Class U
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGUXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.12%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 12
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	109
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 259
Annual Return 2019	rr_AnnualReturn2019	2.14%	[15]
Annual Return 2020	rr_AnnualReturn2020	0.41%	[15]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[16]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2018
Government Obligations Fund | First American Government Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FVIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 392
Annual Return 2011	rr_AnnualReturn2011	none	[18]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[18]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[18]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[18]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[18]
Annual Return 2016	rr_AnnualReturn2016	0.11%	[18]
Annual Return 2017	rr_AnnualReturn2017	0.63%	[18]
Annual Return 2018	rr_AnnualReturn2018	1.58%	[18]
Annual Return 2019	rr_AnnualReturn2019	1.96%	[18]
Annual Return 2020	rr_AnnualReturn2020	0.30%	[18]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[19]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Government Obligations Fund | First American Government Obligations Fund - Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGXXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 261
Annual Return 2017	rr_AnnualReturn2017	0.79%	[21]
Annual Return 2018	rr_AnnualReturn2018	1.74%	[21]
Annual Return 2019	rr_AnnualReturn2019	2.12%	[21]
Annual Return 2020	rr_AnnualReturn2020	0.40%	[21]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[22]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.13%
1 Year	rr_AverageAnnualReturnYear01	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2016
Government Obligations Fund | First American Government Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGVXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 578
Annual Return 2011	rr_AnnualReturn2011	none	[24]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[24]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[24]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[24]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[24]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[24]
Annual Return 2017	rr_AnnualReturn2017	0.48%	[24]
Annual Return 2018	rr_AnnualReturn2018	1.43%	[24]
Annual Return 2019	rr_AnnualReturn2019	1.81%	[24]
Annual Return 2020	rr_AnnualReturn2020	0.25%	[24]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[25]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2090
Government Obligations Fund | First American Government Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGZXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	65
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 265
Annual Return 2011	rr_AnnualReturn2011	none	[27]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[27]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[27]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[27]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[27]
Annual Return 2016	rr_AnnualReturn2016	0.23%	[27]
Annual Return 2017	rr_AnnualReturn2017	0.75%	[27]
Annual Return 2018	rr_AnnualReturn2018	1.70%	[27]
Annual Return 2019	rr_AnnualReturn2019	2.08%	[27]
Annual Return 2020	rr_AnnualReturn2020	0.37%	[27]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015	[28]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.37%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAPXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 963
Annual Return 2017	rr_AnnualReturn2017	0.46%	[30]
Annual Return 2018	rr_AnnualReturn2018	1.41%	[30]
Annual Return 2019	rr_AnnualReturn2019	1.84%	[30]
Annual Return 2020	rr_AnnualReturn2020	0.28%	[30]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[31]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2016
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FEIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[32]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 539
Annual Return 2017	rr_AnnualReturn2017	0.81%	[33]
Annual Return 2018	rr_AnnualReturn2018	1.73%	[33]
Annual Return 2019	rr_AnnualReturn2019	2.01%	[33]
Annual Return 2020	rr_AnnualReturn2020	0.36%	[33]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[34]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.13%
1 Year	rr_AverageAnnualReturnYear01	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2016
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FPUXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[35]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 415
Annual Return 2017	rr_AnnualReturn2017	0.91%	[36]
Annual Return 2018	rr_AnnualReturn2018	1.83%	[36]
Annual Return 2019	rr_AnnualReturn2019	2.12%	[36]
Annual Return 2020	rr_AnnualReturn2020	0.42%	[36]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[37]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.16%
1 Year	rr_AverageAnnualReturnYear01	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2016
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXRXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[38]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	65
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 284
Annual Return 2017	rr_AnnualReturn2017	1.07%	[39]
Annual Return 2018	rr_AnnualReturn2018	1.99%	[39]
Annual Return 2019	rr_AnnualReturn2019	2.28%	[39]
Annual Return 2020	rr_AnnualReturn2020	0.55%	[39]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[40]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2016
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FYRXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[41]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 601
Annual Return 2017	rr_AnnualReturn2017	0.76%	[42]
Annual Return 2018	rr_AnnualReturn2018	1.67%	[42]
Annual Return 2019	rr_AnnualReturn2019	1.96%	[42]
Annual Return 2020	rr_AnnualReturn2020	0.34%	[42]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[43]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2016
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FZRXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 290
Annual Return 2017	rr_AnnualReturn2017	1.01%	[45]
Annual Return 2018	rr_AnnualReturn2018	1.93%	[45]
Annual Return 2019	rr_AnnualReturn2019	2.22%	[45]
Annual Return 2020	rr_AnnualReturn2020	0.49%	[45]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[46]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2016
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTAXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[47]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,051
Annual Return 2011	rr_AnnualReturn2011	none	[48]
Annual Return 2012	rr_AnnualReturn2012	none	[48]
Annual Return 2013	rr_AnnualReturn2013	none	[48]
Annual Return 2014	rr_AnnualReturn2014	none	[48]
Annual Return 2015	rr_AnnualReturn2015	none	[48]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[48]
Annual Return 2017	rr_AnnualReturn2017	0.12%	[48]
Annual Return 2018	rr_AnnualReturn2018	0.68%	[48]
Annual Return 2019	rr_AnnualReturn2019	0.75%	[48]
Annual Return 2020	rr_AnnualReturn2020	0.23%	[48]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[49]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.23%	[50],[51]
5 Years	rr_AverageAnnualReturnYear05	0.36%	[50],[51]
10 Years	rr_AverageAnnualReturnYear10	0.18%	[50],[51]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001	[50],[51]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTJXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[52]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 619
Annual Return 2011	rr_AnnualReturn2011	none	[53]
Annual Return 2012	rr_AnnualReturn2012	none	[53]
Annual Return 2013	rr_AnnualReturn2013	none	[53]
Annual Return 2014	rr_AnnualReturn2014	none	[53]
Annual Return 2015	rr_AnnualReturn2015	none	[53]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[53]
Annual Return 2017	rr_AnnualReturn2017	0.12%	[53]
Annual Return 2018	rr_AnnualReturn2018	0.68%	[53]
Annual Return 2019	rr_AnnualReturn2019	0.75%	[53]
Annual Return 2020	rr_AnnualReturn2020	0.23%	[53]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[54]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FHIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[55]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[55]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 495
Annual Return 2011	rr_AnnualReturn2011	none	[56]
Annual Return 2012	rr_AnnualReturn2012	none	[56]
Annual Return 2013	rr_AnnualReturn2013	none	[56]
Annual Return 2014	rr_AnnualReturn2014	none	[56]
Annual Return 2015	rr_AnnualReturn2015	none	[56]
Annual Return 2016	rr_AnnualReturn2016	0.18%	[56]
Annual Return 2017	rr_AnnualReturn2017	0.56%	[56]
Annual Return 2018	rr_AnnualReturn2018	1.14%	[56]
Annual Return 2019	rr_AnnualReturn2019	1.20%	[56]
Annual Return 2020	rr_AnnualReturn2020	0.38%	[56]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[57]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.38%	[58]
5 Years	rr_AverageAnnualReturnYear05	0.69%	[58]
10 Years	rr_AverageAnnualReturnYear10	0.35%	[58]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[58]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FFCXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[59]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[59]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 691
Annual Return 2011	rr_AnnualReturn2011	none	[60]
Annual Return 2012	rr_AnnualReturn2012	none	[60]
Annual Return 2013	rr_AnnualReturn2013	none	[60]
Annual Return 2014	rr_AnnualReturn2014	none	[60]
Annual Return 2015	rr_AnnualReturn2015	none	[60]
Annual Return 2016	rr_AnnualReturn2016	0.09%	[60]
Annual Return 2017	rr_AnnualReturn2017	0.41%	[60]
Annual Return 2018	rr_AnnualReturn2018	0.98%	[60]
Annual Return 2019	rr_AnnualReturn2019	1.05%	[60]
Annual Return 2020	rr_AnnualReturn2020	0.32%	[60]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[61]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.32%	[62]
5 Years	rr_AverageAnnualReturnYear05	0.57%	[62]
10 Years	rr_AverageAnnualReturnYear10	0.28%	[62]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2095	[62]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTZXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[63]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[63]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	86
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 371
Annual Return 2011	rr_AnnualReturn2011	none	[64]
Annual Return 2012	rr_AnnualReturn2012	none	[64]
Annual Return 2013	rr_AnnualReturn2013	none	[64]
Annual Return 2014	rr_AnnualReturn2014	none	[64]
Annual Return 2015	rr_AnnualReturn2015	none	[64]
Annual Return 2016	rr_AnnualReturn2016	0.26%	[64]
Annual Return 2017	rr_AnnualReturn2017	0.66%	[64]
Annual Return 2018	rr_AnnualReturn2018	1.24%	[64]
Annual Return 2019	rr_AnnualReturn2019	1.30%	[64]
Annual Return 2020	rr_AnnualReturn2020	0.44%	[64]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[65]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.44%	[66]
5 Years	rr_AverageAnnualReturnYear05	0.78%	[66]
10 Years	rr_AverageAnnualReturnYear10	0.39%	[66]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003	[66]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FATXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[67]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 941
Annual Return 2011	rr_AnnualReturn2011	none	[68]
Annual Return 2012	rr_AnnualReturn2012	none	[68]
Annual Return 2013	rr_AnnualReturn2013	none	[68]
Annual Return 2014	rr_AnnualReturn2014	none	[68]
Annual Return 2015	rr_AnnualReturn2015	none	[68]
Annual Return 2016	rr_AnnualReturn2016	none	[68]
Annual Return 2017	rr_AnnualReturn2017	0.21%	[68]
Annual Return 2018	rr_AnnualReturn2018	1.13%	[68]
Annual Return 2019	rr_AnnualReturn2019	1.49%	[68]
Annual Return 2020	rr_AnnualReturn2020	0.18%	[68]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[69]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.18%	[70]
5 Years	rr_AverageAnnualReturnYear05	0.60%	[70]
10 Years	rr_AverageAnnualReturnYear10	0.30%	[70]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001	[70]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTDXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[71]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 772
Annual Return 2011	rr_AnnualReturn2011	none	[72]
Annual Return 2012	rr_AnnualReturn2012	none	[72]
Annual Return 2013	rr_AnnualReturn2013	none	[72]
Annual Return 2014	rr_AnnualReturn2014	none	[72]
Annual Return 2015	rr_AnnualReturn2015	none	[72]
Annual Return 2016	rr_AnnualReturn2016	none	[72]
Annual Return 2017	rr_AnnualReturn2017	0.33%	[72]
Annual Return 2018	rr_AnnualReturn2018	1.29%	[72]
Annual Return 2019	rr_AnnualReturn2019	1.64%	[72]
Annual Return 2020	rr_AnnualReturn2020	0.21%	[72]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[73]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2093
Treasury Obligations Fund | First American Treasury Obligations Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FUPXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	65
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 265
Annual Return 2018	rr_AnnualReturn2018	1.74%	[75]
Annual Return 2019	rr_AnnualReturn2019	2.10%	[75]
Annual Return 2020	rr_AnnualReturn2020	0.37%	[75]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[76]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2017
Treasury Obligations Fund | First American Treasury Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTTXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[77]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[77]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 528
Annual Return 2011	rr_AnnualReturn2011	none	[78]
Annual Return 2012	rr_AnnualReturn2012	none	[78]
Annual Return 2013	rr_AnnualReturn2013	none	[78]
Annual Return 2014	rr_AnnualReturn2014	none	[78]
Annual Return 2015	rr_AnnualReturn2015	none	[78]
Annual Return 2016	rr_AnnualReturn2016	none	[78]
Annual Return 2017	rr_AnnualReturn2017	0.21%	[78]
Annual Return 2018	rr_AnnualReturn2018	1.13%	[78]
Annual Return 2019	rr_AnnualReturn2019	1.49%	[78]
Annual Return 2020	rr_AnnualReturn2020	0.18%	[78]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[79]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[80]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[80]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 404
Annual Return 2011	rr_AnnualReturn2011	none	[81]
Annual Return 2012	rr_AnnualReturn2012	none	[81]
Annual Return 2013	rr_AnnualReturn2013	none	[81]
Annual Return 2014	rr_AnnualReturn2014	none	[81]
Annual Return 2015	rr_AnnualReturn2015	none	[81]
Annual Return 2016	rr_AnnualReturn2016	0.09%	[81]
Annual Return 2017	rr_AnnualReturn2017	0.63%	[81]
Annual Return 2018	rr_AnnualReturn2018	1.59%	[81]
Annual Return 2019	rr_AnnualReturn2019	1.95%	[81]
Annual Return 2020	rr_AnnualReturn2020	0.28%	[81]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[82]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Treasury Obligations Fund | First American Treasury Obligations Fund - Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXFXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[83]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[83]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	63
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 272
Annual Return 2017	rr_AnnualReturn2017	0.79%	[84]
Annual Return 2018	rr_AnnualReturn2018	1.75%	[84]
Annual Return 2019	rr_AnnualReturn2019	2.11%	[84]
Annual Return 2020	rr_AnnualReturn2020	0.38%	[84]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[85]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2016
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FOCXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[86]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[86]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 590
Annual Return 2011	rr_AnnualReturn2011	none	[87]
Annual Return 2012	rr_AnnualReturn2012	none	[87]
Annual Return 2013	rr_AnnualReturn2013	none	[87]
Annual Return 2014	rr_AnnualReturn2014	none	[87]
Annual Return 2015	rr_AnnualReturn2015	none	[87]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[87]
Annual Return 2017	rr_AnnualReturn2017	0.48%	[87]
Annual Return 2018	rr_AnnualReturn2018	1.44%	[87]
Annual Return 2019	rr_AnnualReturn2019	1.80%	[87]
Annual Return 2020	rr_AnnualReturn2020	0.24%	[87]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[88]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2095
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FUZXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[89]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[89]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 276
Annual Return 2011	rr_AnnualReturn2011	none	[90]
Annual Return 2012	rr_AnnualReturn2012	none	[90]
Annual Return 2013	rr_AnnualReturn2013	none	[90]
Annual Return 2014	rr_AnnualReturn2014	none	[90]
Annual Return 2015	rr_AnnualReturn2015	none	[90]
Annual Return 2016	rr_AnnualReturn2016	0.20%	[90]
Annual Return 2017	rr_AnnualReturn2017	0.75%	[90]
Annual Return 2018	rr_AnnualReturn2018	1.71%	[90]
Annual Return 2019	rr_AnnualReturn2019	2.07%	[90]
Annual Return 2020	rr_AnnualReturn2020	0.35%	[90]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015	[91]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FOEXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[92]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[92]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 974
Annual Return 2011	rr_AnnualReturn2011	none	[93]
Annual Return 2012	rr_AnnualReturn2012	none	[93]
Annual Return 2013	rr_AnnualReturn2013	none	[93]
Annual Return 2014	rr_AnnualReturn2014	none	[93]
Annual Return 2015	rr_AnnualReturn2015	none	[93]
Annual Return 2016	rr_AnnualReturn2016	none	[93]
Annual Return 2017	rr_AnnualReturn2017	0.17%	[93]
Annual Return 2018	rr_AnnualReturn2018	1.11%	[93]
Annual Return 2019	rr_AnnualReturn2019	1.44%	[93]
Annual Return 2020	rr_AnnualReturn2020	0.17%	[93]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020	[94]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.17%	[95]
5 Years	rr_AverageAnnualReturnYear05	0.58%	[95]
10 Years	rr_AverageAnnualReturnYear10	0.29%	[95]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004	[95]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FODXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[96]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[96]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 795
Annual Return 2011	rr_AnnualReturn2011	none	[97]
Annual Return 2012	rr_AnnualReturn2012	none	[97]
Annual Return 2013	rr_AnnualReturn2013	none	[97]
Annual Return 2014	rr_AnnualReturn2014	none	[97]
Annual Return 2015	rr_AnnualReturn2015	none	[97]
Annual Return 2016	rr_AnnualReturn2016	none	[97]
Annual Return 2017	rr_AnnualReturn2017	0.29%	[97]
Annual Return 2018	rr_AnnualReturn2018	1.26%	[97]
Annual Return 2019	rr_AnnualReturn2019	1.59%	[97]
Annual Return 2020	rr_AnnualReturn2020	0.21%	[97]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[98]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTKXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[99]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[99]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	137
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 551
Annual Return 2011	rr_AnnualReturn2011	none	[100]
Annual Return 2012	rr_AnnualReturn2012	none	[100]
Annual Return 2013	rr_AnnualReturn2013	none	[100]
Annual Return 2014	rr_AnnualReturn2014	none	[100]
Annual Return 2015	rr_AnnualReturn2015	none	[100]
Annual Return 2016	rr_AnnualReturn2016	none	[100]
Annual Return 2017	rr_AnnualReturn2017	0.17%	[100]
Annual Return 2018	rr_AnnualReturn2018	1.11%	[100]
Annual Return 2019	rr_AnnualReturn2019	1.44%	[100]
Annual Return 2020	rr_AnnualReturn2020	0.17%	[100]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020	[101]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FUIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[102]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[102]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 427
Annual Return 2011	rr_AnnualReturn2011	none	[103]
Annual Return 2012	rr_AnnualReturn2012	none	[103]
Annual Return 2013	rr_AnnualReturn2013	none	[103]
Annual Return 2014	rr_AnnualReturn2014	none	[103]
Annual Return 2015	rr_AnnualReturn2015	none	[103]
Annual Return 2016	rr_AnnualReturn2016	0.04%	[103]
Annual Return 2017	rr_AnnualReturn2017	0.58%	[103]
Annual Return 2018	rr_AnnualReturn2018	1.57%	[103]
Annual Return 2019	rr_AnnualReturn2019	1.90%	[103]
Annual Return 2020	rr_AnnualReturn2020	0.29%	[103]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020	[104]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FOYXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[105]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[105]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 612
Annual Return 2011	rr_AnnualReturn2011	none	[106]
Annual Return 2012	rr_AnnualReturn2012	none	[106]
Annual Return 2013	rr_AnnualReturn2013	none	[106]
Annual Return 2014	rr_AnnualReturn2014	none	[106]
Annual Return 2015	rr_AnnualReturn2015	none	[106]
Annual Return 2016	rr_AnnualReturn2016	none	[106]
Annual Return 2017	rr_AnnualReturn2017	0.43%	[106]
Annual Return 2018	rr_AnnualReturn2018	1.42%	[106]
Annual Return 2019	rr_AnnualReturn2019	1.75%	[106]
Annual Return 2020	rr_AnnualReturn2020	0.25%	[106]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020	[107]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FOZXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[108]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[108]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	73
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 302
Annual Return 2011	rr_AnnualReturn2011	none	[109]
Annual Return 2012	rr_AnnualReturn2012	none	[109]
Annual Return 2013	rr_AnnualReturn2013	none	[109]
Annual Return 2014	rr_AnnualReturn2014	none	[109]
Annual Return 2015	rr_AnnualReturn2015	none	[109]
Annual Return 2016	rr_AnnualReturn2016	0.13%	[109]
Annual Return 2017	rr_AnnualReturn2017	0.68%	[109]
Annual Return 2018	rr_AnnualReturn2018	1.67%	[109]
Annual Return 2019	rr_AnnualReturn2019	2.00%	[109]
Annual Return 2020	rr_AnnualReturn2020	0.35%	[109]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015	[110]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIUXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[111]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[111]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 573
Annual Return 2011	rr_AnnualReturn2011	none	[112]
Annual Return 2012	rr_AnnualReturn2012	none	[112]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[112]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[112]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[112]
Annual Return 2016	rr_AnnualReturn2016	0.10%	[112]
Annual Return 2017	rr_AnnualReturn2017	0.77%	[112]
Annual Return 2018	rr_AnnualReturn2018	1.70%	[112]
Annual Return 2019	rr_AnnualReturn2019	2.02%	[112]
Annual Return 2020	rr_AnnualReturn2020	0.34%	[112]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[113]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
1 Year	rr_AverageAnnualReturnYear01	0.34%	[114]
5 Years	rr_AverageAnnualReturnYear05	0.98%	[114]
10 Years	rr_AverageAnnualReturnYear10	0.49%	[114]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001	[114]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FPIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[115]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[115]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 450
Annual Return 2011	rr_AnnualReturn2011	none	[116]
Annual Return 2012	rr_AnnualReturn2012	none	[116]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[116]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[116]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[116]
Annual Return 2016	rr_AnnualReturn2016	0.19%	[116]
Annual Return 2017	rr_AnnualReturn2017	0.86%	[116]
Annual Return 2018	rr_AnnualReturn2018	1.81%	[116]
Annual Return 2019	rr_AnnualReturn2019	2.12%	[116]
Annual Return 2020	rr_AnnualReturn2020	0.39%	[116]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[117]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
1 Year	rr_AverageAnnualReturnYear01	0.39%	[118]
5 Years	rr_AverageAnnualReturnYear05	1.07%	[118]
10 Years	rr_AverageAnnualReturnYear10	0.54%	[118]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[118]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAIXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[119]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[119]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 635
Annual Return 2011	rr_AnnualReturn2011	none	[120]
Annual Return 2012	rr_AnnualReturn2012	none	[120]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[120]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[120]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[120]
Annual Return 2016	rr_AnnualReturn2016	0.06%	[120]
Annual Return 2017	rr_AnnualReturn2017	0.72%	[120]
Annual Return 2018	rr_AnnualReturn2018	1.65%	[120]
Annual Return 2019	rr_AnnualReturn2019	1.97%	[120]
Annual Return 2020	rr_AnnualReturn2020	0.31%	[120]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[121]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
1 Year	rr_AverageAnnualReturnYear01	0.31%	[122]
5 Years	rr_AverageAnnualReturnYear05	0.94%	[122]
10 Years	rr_AverageAnnualReturnYear10	0.47%	[122]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2090	[122]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FPZXX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[123]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[123]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 325
Annual Return 2011	rr_AnnualReturn2011	0.05%	[124]
Annual Return 2012	rr_AnnualReturn2012	0.07%	[124]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[124]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[124]
Annual Return 2015	rr_AnnualReturn2015	0.04%	[124]
Annual Return 2016	rr_AnnualReturn2016	0.29%	[124]
Annual Return 2017	rr_AnnualReturn2017	0.98%	[124]
Annual Return 2018	rr_AnnualReturn2018	1.97%	[124]
Annual Return 2019	rr_AnnualReturn2019	2.28%	[124]
Annual Return 2020	rr_AnnualReturn2020	0.50%	[124]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/21 through 9/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020	[125]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.50%	[126]
5 Years	rr_AverageAnnualReturnYear05	1.20%	[126]
10 Years	rr_AverageAnnualReturnYear10	0.62%	[126]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003	[126]
Class A | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class A | Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class A | Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class A | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class A | U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class D | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class D | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class D | U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class P | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class P | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class T | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares. Performance information for Class T shares will be provided after such shares have one full calendar year of performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class T | Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class T | Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk— The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares. Performance information for Class T shares will be provided after such shares have one full calendar year of performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class T | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares. Performance information for Class T shares will be provided after such shares have one full calendar year of performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class T | U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund v c’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk— If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares. Performance information for Class T shares will be provided after such shares have one full calendar year of performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class T | Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligation issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class U | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class V | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class V | Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class V | Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class V | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class V | U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class V | Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class X | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class X | Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class X | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Y | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Y | Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Y | Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Y | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Y | U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Y | Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Z | Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Z | Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Z | Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Z | Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns..

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Z | U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Class Z | Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events, public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 677-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[2]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[3]	Most recent quarter with this return during the period of the chart.
[4]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[6]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[7]	Most recent quarter with this return during the period of the chart.
[8]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[9]	Total return for the period 1/1/21 through 9/30/21 was 0.02%.
[10]	Most recent quarter with this return during the period of the chart.
[11]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[12]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[13]	Most recent quarter with this return during the period of the chart.
[14]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that the total annual fund operating expenses, after waivers, do not exceed 0.12%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[15]	Total return for the period 1/1/21 through 9/30/21 was 0.02%.
[16]	Most recent quarter with this return during the period of the chart.
[17]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[18]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[19]	Most recent quarter with this return during the period of the chart.
[20]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[21]	Total return for the period 1/1/21 through 9/30/21 was 0.02%.
[22]	Most recent quarter with this return during the period of the chart.
[23]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[24]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[25]	Most recent quarter with this return during the period of the chart.
[26]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[27]	Total return for the period 1/1/21 through 9/30/21 was 0.02%
[28]	Most recent quarter with this return during the period of the chart.
[29]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[30]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[31]	Most recent quarter with this return during the period of the chart.
[32]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[33]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[34]	Most recent quarter with this return during the period of the chart.
[35]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[36]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[37]	Most recent quarter with this return during the period of the chart.
[38]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[39]	Total return for the period 1/1/21 through 9/30/21 was 0.02%.
[40]	Most recent quarter with this return during the period of the chart.
[41]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[42]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[43]	Most recent quarter with this return during the period of the chart.
[44]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[45]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[46]	Most recent quarter with this return during the period of the chart.
[47]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[48]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[49]	Most recent quarter with this return during the period of the chart.
[50]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[51]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[52]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[53]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[54]	Most recent quarter with this return during the period of the chart.
[55]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[56]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[57]	Most recent quarter with this return during the period of the chart.
[58]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[59]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[60]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[61]	Most recent quarter with this return during the period of the chart.
[62]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[63]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[64]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[65]	Most recent quarter with this return during the period of the chart.
[66]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[67]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[68]	Total return for the period 1/1/21 through 9/30/21 was 0.00%
[69]	Most recent quarter with this return during the period of the chart.
[70]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expense.
[71]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[72]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[73]	Most recent quarter with this return during the period of the chart.
[74]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[75]	Total return for the period 1/1/21 through 9/30/21 was 0.02%
[76]	Most recent quarter with this return during the period of the chart.
[77]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[78]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[79]	Most recent quarter with this return during the period of the chart.
[80]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[81]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[82]	Most recent quarter with this return during the period of the chart.
[83]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[84]	Total return for the period 1/1/21 through 9/30/21 was 0.02%.
[85]	Most recent quarter with this return during the period of the chart.
[86]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[87]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[88]	Most recent quarter with this return during the period of the chart.
[89]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[90]	Total return for the period 1/1/21 through 9/30/21 was 0.01%.
[91]	Most recent quarter with this return during the period of the chart.
[92]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[93]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[94]	Most recent quarter with this return during the period of the chart.
[95]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[96]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[97]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[98]	Most recent quarter with this return during the period of the chart.
[99]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[100]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[101]	Most recent quarter with this return during the period of the chart.
[102]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[103]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[104]	Most recent quarter with this return during the period of the chart.
[105]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[106]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[107]	Most recent quarter with this return during the period of the chart.
[108]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[109]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[110]	Most recent quarter with this return during the period of the chart.
[111]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[112]	Total return for the period 1/1/21 through 9/30/21 was 0.01%.
[113]	Most recent quarter with this return during the period of the chart.
[114]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[115]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[116]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[117]	Most recent quarter with this return during the period of the chart.
[118]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[119]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[120]	Total return for the period 1/1/21 through 9/30/21 was 0.00%.
[121]	Most recent quarter with this return during the period of the chart.
[122]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[123]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[124]	Total return for the period 1/1/21 through 9/30/21 was 0.04%.
[125]	Most recent quarter with this return during the period of the chart.
[126]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.